SHELF REGISTRATION STATEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SHELF REGISTRATION STATEMENT
NOTE 13 - SHELF REGISTRATION STATEMENT
On June 30, 2022, the Company filed a shelf registration on Form
S-3
with the SEC. Under the Form
S-3,
the Company may offer, issue and sell, from time to time, in one or more offerings and series, together or separately, shares of its common stock, shares of preferred stock, debt securities, subscription rights, purchase contracts, or units, which together shall have an aggregate initial offering price not to exceed $100,000. The registration statement was declared effective by the SEC on July 26, 2022. As of March 31, 2025, no securities had been offered or issued under the registration statement.

NOTE 15 - SHELF REGISTRATION STATEMENT
On June 30, 2022, the Company filed a shelf registration on Form
S-3
with the SEC. Under the Form
S-3,
the Company may offer, issue and sell, from time to time, in one or more offerings and series, together or separately, shares of its common stock, shares of preferred stock, debt securities, subscription rights, purchase contracts, or units, which together shall have an aggregate initial offering price not to exceed $100,000. The registration statement was declared effective by the SEC on July 26, 2022. As of December 31, 2024, no securities had been offered or issued under the registration statement.